Related Parties - Summary of Transactions with Related Parties (Parenthetical) (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Grupo Carso, SAB de CV [member]
Disclosure of transactions between related parties [line items]
Materials purchased from subsidiaries	$ 9,829,991	$ 9,547,530	$ 5,823,537
Network maintenance service cost	789,253	812,247	721,416
Associates [member]
Disclosure of transactions between related parties [line items]
Software service expense	15,695	705,074	216,910
Seguros Inbursa SA and Fianzas Guardiana Inbursa, SA [member]
Disclosure of transactions between related parties [line items]
Insurance premium	3,330,038	2,406,058	2,635,342
Executives [member]
Disclosure of transactions between related parties [line items]
Short term direct benefit paid	$ 1,229,442	$ 1,255,326	$ 915,135